Share-based Payment Arrangements - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail)	1 Months Ended						7 Months Ended
	Jul. 31, 2022 $ / shares	Dec. 31, 2020 yr $ / shares	Jul. 31, 2017 yr $ / shares	Jul. 31, 2016 yr $ / shares	Jul. 31, 2015 yr $ / shares	Jul. 31, 2014 yr $ / shares	Jul. 31, 2023 yr $ / shares	Jul. 31, 2022 yr $ / shares	Jul. 31, 2021 yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price		$ 11.1	$ 6.4	$ 11.3	$ 9.4	$ 6.8
Exercise price	$ 2.6	$ 2.6	$ 6.4	$ 11.3		$ 6.8			$ 2.6
Expected volatility		66.25%	38.33%	39.34%	36.37%	50.86%
Expected life | yr			10	10	10	10
Risk-free interest rate			1.10%	1.46%	2.43%	2.58%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price							$ 1.8	$ 2.5	$ 11.75
Exercise price					$ 6.8		$ 1.8	$ 2.5
Expected volatility							118.80%	118.20%	59.99%
Expected life | yr		5.25					5.5	5.25	5.25
Risk-free interest rate		3.05%					3.58%	2.90%	3.05%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant-date share price							$ 4.15	$ 5.6	$ 20.6
Exercise price					$ 9.4		$ 4.15	$ 2.6
Expected volatility							133.50%	122.10%	64.92%
Expected life | yr		7					7	7	7
Risk-free interest rate		3.06%					3.97%	3.06%	3.06%